Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ (15)	$ (114)	$ 93
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	5	7	9
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	194	867	576
Caribbean And Central America [Member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	55	$ 69	$ 58
Chile [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 3